SHARE-BASED COMPENSATION - Recognized share-based compensation expenses (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based compensation
Recognized share-based compensation expenses	¥ 322	¥ 143	¥ 87
Hotel operating costs
Share-based compensation
Recognized share-based compensation expenses	31	31	33
Selling and marketing expenses
Share-based compensation
Recognized share-based compensation expenses	6	6	4
General and administrative expenses
Share-based compensation
Recognized share-based compensation expenses	¥ 285	¥ 106	¥ 50